CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Revenues - related parties	¥ 2,543	$ 370	¥ 3,507
Cost of revenues - related party	19,763	2,874	788
Research and development - related party	200	29	762
Sales and Marketing - related party	178	26	541
General and administrative - related party	¥ 59	$ 9	¥ 138